Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continual monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity department is actively engaged in continual monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats. We also engage a third-party vendor to assess and certify our cybersecurity level in accordance with the applicable national standards.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continual monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity department is actively engaged in continual monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats. We also engage a third-party vendor to assess and certify our cybersecurity level in accordance with the applicable national standards.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on the risks from cybersecurity threats and shall (i) maintain oversight of the disclosure related to cybersecurity matters in periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer, or the Cybersecurity Risk Management Officers, on a regular basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Cybersecurity Risk Management Officers.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on the risks from cybersecurity threats
Cybersecurity Risk Role of Management [Text Block]

At management level, our Cybersecurity Risk Management Officers are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our Cybersecurity Risk Management Officers shall maintain oversight of the disclosure related to cybersecurity matters in current reports of our company. Our Cybersecurity Risk Management Officers report to our board of directors (i) on a regular basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cybersecurity Risk Management Officers
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Cybersecurity Risk Management Officers report to our board of directors (i) on a regular basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true